CONVERTlBLE DEBENTURES (Tables)	3 Months Ended
Mar. 31, 2026
Convertlble Debentures
Schedule of Convertible and Unsecured Convertible Debentures Table

	Convertible debentures	Unsecured Convertible debentures	Total
	$	$	$

Balance at December 31, 2024	2,424,087	2,645,502	5,069,589
Fair Value	335,063	—	335,063
Amortization of OID	1,002,561	—	1,002,561
Conversion (a)	(800,000)	—	(800,000)
Accretion	422,853	—	422,853
Settlement (b)	(3,384,564)	—	(3,384,564)
Closing balance, as at December 31, 2025	—	2,645,502	2,645,502

Closing balance, as at March 31, 2026	—	2,645,502	2,645,502

Schedule of Debenture Pricing Model For Conversion Options Assumption
Share price	$33
Exercise price	$120
Time to maturity	6 months
Risk-free rate	3.91%
Expected volatility	26.80%
Dividend yield	Nil
Dilution factor	41.06%

Schedule of Debenture Pricing Model For Conversion Options Estimated
Share price	$27
Exercise price	$60
Time to maturity	2 years
Risk-free rate	3.03%
Expected volatility	60.18%
Dividend yield	Nil
Dilution factor	38.43%